Fair Value of Assets and Liabilities - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets and liabilities [Line Items]
Description of valuation methods	The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability. Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques. ING uses unadjusted quotes where available. Unadjusted quoted prices are primarily obtained from exchange prices for listed financial instruments. Where an exchange price is not available, quoted market prices in active markets may be obtained from independent market vendors, brokers, or market makers. In general, positions are valued at the bid price for a long position and at the offer price for a short position or are valued at the price within the bid-offer spread that is most representative of fair value at the date of valuation. For certain financial assets and liabilities quoted market prices are not available. For these financial assets and liabilities, fair value is determined using valuation techniques. These valuation techniques range from discounting of cash flows to various valuation models, where relevant pricing factors including the market price of underlying reference instruments, market parameters (e.g. volatilities, correlations and credit ratings), and customer behaviour are taken into account. ING maximises the use of market observable inputs and minimises the use of unobservable input in determining the fair value. The fair value can be subjective dependent on the significance of the unobservable input to the overall valuation. All valuation techniques used are subject to internal review and approval. Data used in these valuation techniques are validated on a daily basis when possible.
Description of valuation adjustments techniques	Valuation adjustments are integral part of the fair value. They are included as part of the fair value to provide better estimation of market exit value on measurement date. ING applies various valuation adjustments including Bid-Offer adjustments, Credit Valuation Adjustments (CVA), Debt Valuation Adjustments (DVA), Model Risk Valuation Adjustments, Collateral Valuation Adjustment (CollVA) and Funding Valuation Adjustment (FVA). The combination of Credit Valuation adjustments is called Bilateral Valuation Adjustment (BVA).
Confidence range	If certain inputs in the model are unobservable, the instrument is still classified in this category, provided that the impact of those unobservable inputs on the overall valuation is insignificant. The notion of significant is particularly relevant for the distinction between Level 2 and Level 3 assets and liabilities. ING Group has chosen to align the definition of significant with the 90% confidence range as captured in the prudent value definition by EBA. Unobservable parameters are shifted down and upwards to reach this 90% confidence range. The same 90% confidence range is applied to model uncertainty. If the combined change in asset value resulting from the shift of the unobservable parameters and the model uncertainty exceeds the threshold, the asset is classified as Level 3. A value change below the threshold results in a Level 2 classification.
Financial liabilities measured at fair value	€ 87,142,000,000	€ 98,974,000,000
Financial liabilities classified as Level 3	€ 1,200,000,000	€ 1,500,000,000
Percentage of financial liabilities classified as level 3	1.40%	1.50%
Financial assets classified as Level 3 based on quoted price	€ 1,000,000,000	€ 1,000,000,000
Percentage on financial asset based on unadjusted quoted price	49.00%	42.00%
Amount of risk neutral designed financial assets	€ 400,000,000	€ 500,000,000
Remaining financial assets classified as level 3 using valuation techniques	600,000,000	1,000,000,000
Financial Liabilities classified as Level 3 based on unadjusted quoted price	€ 800,000,000	€ 900,000,000
Percentage on financial liabilities based on unadjusted quoted price	66.00%	59.00%
Financial Liabilities designed to be fully neutral in terms of market risk	€ 100,000,000	€ 100,000,000
Remaining financial liabilities classified as level 3 using valuation techniques	€ 300,000,000	500,000,000
Comparative price percentage for securities without quoted prices and without expected price recovery	0.00%
Comparative price percentage for securities without quoted prices and with expected price recovery	100.00%
Minimum level of volatility	0.00%
Description of interest rate	Examples of interest rate related unobservable inputs are prepayment rates, reset rates and inflation rates. Prepayment rate and reset spread are key inputs to mortgage linked prepayment swaps valuation. Prepayment rate is the estimated rate at which mortgage borrowers will repay their mortgages early, e.g. 5% per year. Reset spread is the future spread at which mortgages will re-price at interest rate reset dates.
Property and equipment	€ 1,801,000,000	2,002,000,000
Non-financial liabilities	0	0
Visa europe limited [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Revaluation reserves on shares	163,000,000
Property in own use [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Property and equipment	774,000,000	881,000,000	€ 982,000,000
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets measured at fair value	193,000,000,000
Financial assets classified as Level 3	€ 2,000,000,000	€ 2,500,000,000
Percentage of financial assets classified as level 3	1.10%	1.20%
Financial liabilities measured at fair value	€ 1,242,000,000	€ 1,525,000,000
Property and equipment	€ 0.65	€ 0.65